Quarterly Report
February 28, 2025
MFS®  Intermediate High
Income Fund
CIH-Q1

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 140.3%
Aerospace & Defense – 5.0%
Boeing Co., 5.805%, 5/01/2050	$153,000	$147,580
Bombardier, Inc., 7.5%, 2/01/2029 (n)	95,000	98,269
Bombardier, Inc., 8.75%, 11/15/2030 (n)	54,000	57,821
Bombardier, Inc., 7.25%, 7/01/2031 (n)	88,000	90,049
Bombardier, Inc., 7%, 6/01/2032 (n)	53,000	53,733
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	199,520
Moog, Inc., 4.25%, 12/15/2027 (n)	178,000	171,370
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	87,000	96,319
TransDigm, Inc., 5.5%, 11/15/2027	116,000	114,868
TransDigm, Inc., 6.75%, 8/15/2028 (n)	149,000	151,552
TransDigm, Inc., 4.625%, 1/15/2029	151,000	143,529
TransDigm, Inc., 6.375%, 3/01/2029 (n)	82,000	83,081
TransDigm, Inc., 6.875%, 12/15/2030 (n)	246,000	252,419
		$1,660,110
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)	$169,000	$165,428
Automotive – 2.3%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$71,000	$71,031
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	264,000	237,327
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	117,000	115,480
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	161,000	128,220
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	123,000	104,978
Wabash National Corp., 4.5%, 10/15/2028 (n)	116,000	104,660
		$761,696
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$57,000	$53,983
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	200,000	208,405
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	156,000	151,129
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	71,000	67,269
Univision Communications, Inc., 8%, 8/15/2028 (n)	85,000	86,343
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	158,000	157,513
		$724,642
Brokerage & Asset Managers – 2.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$177,000	$183,050
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	143,000	156,298
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	63,000	63,074
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	107,000	104,121
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	64,000	67,269
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	294,000	295,163
		$868,975
Building – 7.6%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$159,000	$146,305
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	143,000	152,078
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	57,000	56,030
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	121,000	93,537
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	57,000	54,295
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	176,000	155,750
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	225,000	214,413
Knife River Corp., 7.75%, 5/01/2031 (n)	172,000	180,295
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	105,000	96,641
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	45,000	45,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	$175,000	$167,730
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	174,000	170,467
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	56,000	56,734
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	212,000	210,707
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)	143,000	145,075
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	128,000	129,634
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	81,000	79,189
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	235,000	219,554
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	178,000	177,836
		$2,552,129
Business Services – 2.2%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$157,000	$152,327
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	93,000	91,514
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	128,000	126,314
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	122,000	118,434
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	99,000	99,571
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	128,000	130,441
		$718,601
Cable TV – 7.9%
Cable One, Inc., 4%, 11/15/2030 (n)	$182,000	$147,974
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	479,000	446,316
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	348,000	318,440
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	84,000	74,014
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	137,000	114,843
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	171,665
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	200,000	115,000
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	65,000	63,424
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	44,000	43,186
DISH DBS Corp., 7.75%, 7/01/2026	96,000	85,638
DISH DBS Corp., 5.125%, 6/01/2029	98,000	66,115
DISH Network Corp., 11.75%, 11/15/2027 (n)	94,000	99,186
EchoStar Corp., 10.75%, 11/30/2029	143,824	154,093
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	173,555
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	215,668
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	354,361
		$2,643,478
Chemicals – 3.3%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$200,000	$209,610
Chemours Co., 4.625%, 11/15/2029 (n)	197,000	175,034
Chemours Co., 8%, 1/15/2033 (n)	57,000	56,188
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	150,000	130,357
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	96,000	98,889
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	200,000	198,142
SNF Group SACA, 3.375%, 3/15/2030 (n)	250,000	220,310
		$1,088,530
Computer Software – 1.6%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$143,000	$145,958
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	171,000	177,312
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	98,000	95,768
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	134,000	120,029
		$539,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$87,000	$89,457
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	88,000	93,783
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	248,000	246,940
Virtusa Corp., 7.125%, 12/15/2028 (n)	90,000	88,397
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	136,000	138,249
		$656,826
Conglomerates – 3.7%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)	$107,000	$107,303
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	74,000	70,281
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	279,000	261,569
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	83,000	89,192
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	185,000	187,159
Gates Corp., 6.875%, 7/01/2029 (n)	114,000	116,979
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	117,000	123,162
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	135,000	130,178
SPX Flow, Inc., 8.75%, 4/01/2030 (n)	143,000	148,956
		$1,234,779
Construction – 1.6%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$114,000	$114,146
Empire Communities Corp., 9.75%, 5/01/2029 (n)	161,000	167,922
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	63,000	61,918
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	79,000	73,722
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	122,000	116,496
		$534,204
Consumer Products – 3.8%
Acushnet Co., 7.375%, 10/15/2028 (n)	$131,000	$136,721
Amer Sports Co., 6.75%, 2/16/2031 (n)	190,000	195,102
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	114,000	112,005
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	100,000	105,045
Newell Brands, Inc., 6.375%, 5/15/2030	157,000	156,499
Newell Brands, Inc., 6.625%, 5/15/2032	85,000	84,543
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	199,000	199,000
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	153,000	150,933
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	144,000	129,743
		$1,269,591
Consumer Services – 4.6%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$102,000	$102,666
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	150,000	154,686
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	165,000	150,218
Garda World Security Corp., 8.375%, 11/15/2032 (n)	156,000	160,349
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	208,000	192,776
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	142,000	140,400
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	50,000	41,135
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	135,000	107,002
Service Corp. International, 5.75%, 10/15/2032	167,000	165,678
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	156,000	143,063
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	29,000	29,688
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	135,000	134,640
		$1,522,301
Containers – 2.7%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$200,000	$182,295
Ball Corp., 6%, 6/15/2029	70,000	71,174
Ball Corp., 2.875%, 8/15/2030	228,000	200,017
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	143,000	145,173

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	$101,000	$99,299
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	199,704
		$897,662
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$71,000	$66,893
Electronics – 1.0%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$86,000	$89,674
Entegris, Inc., 4.375%, 4/15/2028 (n)	77,000	74,203
Entegris, Inc., 3.625%, 5/01/2029 (n)	123,000	114,023
Entegris, Inc., 5.95%, 6/15/2030 (n)	44,000	44,086
		$321,986
Energy - Independent – 6.6%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	$94,000	$97,826
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	50,000	52,621
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	107,000	111,688
CNX Resources Corp., 7.25%, 3/01/2032 (n)	115,000	117,792
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	224,000	220,223
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	159,000	170,855
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	157,000	160,221
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	157,000	158,302
Matador Resources Co., 6.875%, 4/15/2028 (n)	162,000	165,467
Matador Resources Co., 6.5%, 4/15/2032 (n)	60,000	60,001
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	166,000	165,350
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	96,000	98,628
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	67,000	67,337
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	190,000	199,045
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	71,000	74,441
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	163,000	157,151
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	143,000	141,939
		$2,218,887
Entertainment – 6.1%
Carnival Corp., 5.75%, 3/15/2030 (n)	$144,000	$144,422
Carnival Corp., 6.125%, 2/15/2033 (n)	72,000	72,510
Life Time, Inc., 6%, 11/15/2031 (n)	157,000	157,580
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	143,000	149,319
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	196,028
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	14,000	14,004
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	146,000	146,678
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	93,000	95,066
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	119,000	119,210
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	105,000	105,495
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	73,000	72,597
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	171,000	172,926
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	136,000	131,812
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	201,000	205,922
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	59,000	58,931
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	181,000	179,029
		$2,021,529
Financial Institutions – 7.3%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$210,916	$206,396
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	217,000	220,479
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	69,000	73,643
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	86,000	86,127
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	111,000	111,197

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	$128,000	$133,614
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	170,000	167,701
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	106,000	111,648
FTAI Aviation Ltd., 7%, 6/15/2032 (n)	59,000	60,374
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	100,000	101,944
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	57,000	57,931
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	176,000	175,675
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	114,000	114,765
OneMain Finance Corp., 6.625%, 5/15/2029	140,000	142,701
OneMain Finance Corp., 5.375%, 11/15/2029	174,000	170,018
OneMain Finance Corp., 7.5%, 5/15/2031	89,000	92,756
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	214,000	214,049
SLM Corp., 6.5%, 1/31/2030	100,000	102,898
Truenoord Ltd., 8.75%, 3/01/2030 (n)	85,000	86,951
		$2,430,867
Food & Beverages – 4.7%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$129,000	$131,817
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	122,000	127,346
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	97,000	100,134
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	92,000	97,050
Performance Food Group Co., 5.5%, 10/15/2027 (n)	181,000	180,190
Performance Food Group Co., 6.125%, 9/15/2032 (n)	95,000	95,480
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	230,000	215,690
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	63,000	62,640
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	244,000	233,456
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	240,000	232,165
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	38,000	37,368
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	72,000	70,110
		$1,583,446
Forest & Paper Products – 1.0%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$214,000	$217,102
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	114,000	123,974
		$341,076
Gaming & Lodging – 5.1%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$150,000	$149,960
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	286,000	282,642
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	307,000	299,434
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	149,000	132,005
Melco Resorts Finance Limited, 5.375%, 12/04/2029	200,000	185,248
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	243,000	234,046
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	194,300
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	183,000	178,166
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	36,000	37,890
		$1,693,691
Industrial – 1.8%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$200,000	$204,124
APi Escrow Corp., 4.75%, 10/15/2029 (n)	254,000	241,019
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	57,000	57,902
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	103,000	100,091
		$603,136
Insurance - Property & Casualty – 5.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$115,000	$119,242
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	128,000	124,347
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	101,000	97,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	$118,000	$120,287
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	220,000	220,516
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	71,000	71,805
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	103,000	98,136
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	207,000	211,669
Hub International Ltd., 5.625%, 12/01/2029 (n)	74,000	72,443
Hub International Ltd., 7.25%, 6/15/2030 (n)	208,000	214,801
Hub International Ltd., 7.375%, 1/31/2032 (n)	100,000	102,628
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	221,000	227,425
		$1,681,266
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$101,000	$102,260
Machinery & Tools – 1.4%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$102,000	$107,100
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	286,000	300,972
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	72,000	72,813
		$480,885
Medical & Health Technology & Services – 8.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$186,013
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	145,000	140,329
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	124,000	129,270
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	251,000	234,491
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	104,000	103,334
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	86,000	56,104
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	334,000	283,102
Concentra, Inc., 6.875%, 7/15/2032 (n)	153,000	158,691
Encompass Health Corp., 5.75%, 9/15/2025	8,000	7,993
Encompass Health Corp., 4.75%, 2/01/2030	181,000	175,378
Encompass Health Corp., 4.625%, 4/01/2031	58,000	54,590
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	198,095
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	204,981
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	85,000	90,746
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	94,000	103,441
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	58,000	56,673
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	117,000	117,034
Tenet Healthcare Corp., 6.125%, 10/01/2028	107,000	106,935
Tenet Healthcare Corp., 4.375%, 1/15/2030	64,000	60,184
Tenet Healthcare Corp., 6.125%, 6/15/2030	237,000	237,480
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	140,000	143,115
		$2,847,979
Medical Equipment – 1.3%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$68,000	$72,229
Medline Borrower LP, 3.875%, 4/01/2029 (n)	73,000	68,431
Medline Borrower LP, 5.25%, 10/01/2029 (n)	203,000	196,790
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	108,000	109,615
		$447,065
Metals & Mining – 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$155,000	$145,702
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	100,000	100,424
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	437,000	400,946
Novelis, Inc., 4.75%, 1/30/2030 (n)	170,000	160,233
Novelis, Inc., 6.875%, 1/30/2030 (n)	86,000	87,917
Novelis, Inc., 3.875%, 8/15/2031 (n)	82,000	72,140
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	76,107	51,648

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		$142,000	$147,352
			$1,166,362
Midstream – 9.1%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$86,000	$88,334
Buckeye Partners LP, 5.85%, 11/15/2043		43,000	38,637
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		171,000	179,256
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		168,000	159,271
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		200,000	185,763
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		57,000	58,783
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		148,000	147,713
NFE Financing LLC, 12%, 11/15/2029 (n)		100,677	99,489
NuStar Logistics LP, 6.375%, 10/01/2030		174,000	177,719
Prairie Acquiror LP, 9%, 8/01/2029 (n)		127,000	131,618
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		143,000	141,016
Sunoco LP, 7.25%, 5/01/2032 (n)		161,000	168,006
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		229,000	224,768
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		88,000	89,940
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		85,000	86,230
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		152,000	141,715
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		147,000	133,961
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		128,000	133,335
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		164,000	181,106
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		59,000	59,813
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		220,000	229,249
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		178,000	181,045
			$3,036,767
Network & Telecom – 2.0%
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		$185,000	$187,384
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		200,000	203,522
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	106,330
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		100,000	111,996
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$57,000	58,925
			$668,157
Oil Services – 1.5%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$128,000	$129,573
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		158,000	142,231
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		158,000	162,382
Valaris Ltd., 8.375%, 4/30/2030 (n)		71,000	71,924
			$506,110
Pharmaceuticals – 1.5%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$74,000	$74,276
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		110,000	95,425
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	40,032
Grifols S.A., 3.875%, 10/15/2028	EUR	100,000	98,276
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$200,000	190,245
			$498,254
Pollution Control – 0.9%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$176,000	$166,957
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		47,000	48,741
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		74,000	75,771
			$291,469

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 1.1%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$58,000	$55,994
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		161,000	160,089
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		156,000	153,272
			$369,355
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$56,000	$50,398
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		85,000	87,218
			$137,616
Real Estate - Other – 1.6%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$136,000	$130,059
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		238,000	246,638
XHR LP, REIT, 4.875%, 6/01/2029 (n)		175,000	166,709
			$543,406
Restaurants – 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$109,000	$110,837
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		103,000	93,923
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		159,000	147,849
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		73,000	73,034
			$425,643
Retailers – 3.0%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$185,000	$188,897
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		139,000	135,904
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		100,000	97,488
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	86,191
Parkland Corp., 4.625%, 5/01/2030 (n)		$252,000	236,549
Parkland Corp., 6.625%, 8/15/2032 (n)		29,000	29,253
Penske Automotive Group Co., 3.75%, 6/15/2029		186,000	173,129
Saks Global Enterprises, 11%, 12/15/2029 (n)		72,000	66,476
			$1,013,887
Specialty Stores – 1.9%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$49,846	$51,632
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		183,631	208,731
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		84,000	63,020
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		94,000	57,378
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	241,913
			$622,674
Supermarkets – 0.8%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$71,000	$71,886
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		194,000	201,751
			$273,637
Telecommunications - Wireless – 2.0%
Altice France S.A., 5.125%, 7/15/2029 (n)		$200,000	$155,161
SBA Communications Corp., 3.875%, 2/15/2027		103,000	100,299
SBA Communications Corp., 3.125%, 2/01/2029		233,000	213,581
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		200,000	212,500
			$681,541
Telephone Services – 0.7%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$86,278	$97,902
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		93,468	73,160
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		57,000	52,964
			$224,026

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$100,000	$103,291
Transportation - Services – 0.6%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	178,000	$189,495
Utilities - Electric Power – 4.2%
Calpine Corp., 4.5%, 2/15/2028 (n)		$164,000	$160,408
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		319,000	283,957
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		50,000	43,343
PG&E Corp., 5.25%, 7/01/2030		245,000	235,178
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		71,000	70,170
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		66,000	65,832
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		242,000	234,068
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		108,000	101,581
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		90,000	85,985
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		130,000	129,131
			$1,409,653
Total Bonds			$46,840,328
Exchange-Traded Funds – 1.4%
Fixed Income ETFs – 1.4%
Invesco Senior Loan Fund ETF		22,838	$478,684
Common Stocks – 0.3%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		200	$54,654
Telecom Services – 0.2%
Intelsat Emergence S.A. (a)		1,566	$57,942
Total Common Stocks			$112,596
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	3,500	$1,651

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.38% (v)	462,305	$462,352

Other Assets, Less Liabilities – (43.4)%		(14,495,636)
Net Assets – 100.0%		$33,399,975
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $462,352 and $47,433,259, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,137,660, representing 126.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 2/28/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	1,276	USD	1,590	Deutsche Bank AG	4/16/2025	$14
USD	99,044	EUR	94,499	State Street Corp.	4/16/2025	797
						$811
Liability Derivatives
EUR	105,264	USD	110,073	Barclays Bank PLC	4/16/2025	$(635)
USD	97,068	EUR	93,835	Barclays Bank PLC	4/16/2025	(488)
USD	184,128	EUR	178,238	BNP Paribas S.A.	4/16/2025	(1,178)
USD	184,128	EUR	178,237	Goldman Sachs International	4/16/2025	(1,178)
USD	184,155	EUR	178,238	HSBC Bank	4/16/2025	(1,151)
USD	1,554	GBP	1,276	State Street Corp.	4/16/2025	(50)
						$(4,680)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$57,942	$—	$57,942
United States	—	—	54,654	54,654
United Kingdom	—	1,651	—	1,651
U.S. Corporate Bonds	—	39,328,871	—	39,328,871
Foreign Bonds	—	7,511,457	—	7,511,457
Investment Companies	941,036	—	—	941,036
Total	$941,036	$46,899,921	$54,654	$47,895,611
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$811	$—	$811
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,680)	—	(4,680)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$45,514
Change in unrealized appreciation or depreciation	9,140
Balance as of 2/28/25	$54,654
At February 28, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$599,137	$2,336,359	$2,473,164	$20	$—	$462,352
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,400	$—